Transactions with Related Parties, Pavimar (Details)	2 Months Ended	4 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2019 Vessel $ / d	Dec. 31, 2020 USD ($) $ / d	Dec. 31, 2019 Vessel $ / d	Aug. 31, 2020 $ / d	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Vessel $ / d
Transactions with Related Parties [Abstract]
Due from related party - non-current		$ 0			$ 810,437	$ 0
Due from related party - current		1,559,132			0	1,559,132
Management fees to related party					6,744,750	930,500	$ 212,300
Pavimar [Member]
Transactions with Related Parties [Abstract]
Due to related party - current		0			3,909,885	0
Due from related party - non-current		0			810,437	0
Due from related party - current		$ 1,559,132			0	1,559,132
Management fees to related party					$ 4,761,000	768,000	$ 212,300
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Number of other vessels with daily fixed fee | Vessel	2		2				2
Pavimar [Member] | Vessel Management Agreement - Magic P [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d							320
Pavimar [Member] | Vessel Management Agreement - Magic Sun [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			500	500
Pavimar [Member] | Vessel Management Agreement - Magic Moon [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	500			500
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		600
Term of agreement					5 years
Renewal term of agreement					5 years
Termination fee multiplier					4
Management fees to related party					$ 4,761,000	768,000	$ 212,300
Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Working capital guarantee deposits					1,568,689
Due to related party - current					758,252
Due from related party - non-current					$ 810,437
Pavimar [Member] | Subcontracted Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel					3
Pavimar [Member] | Subcontracted Management Agreements [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel					9
Number of vessels under operational management | Vessel					3
Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due to related party - current					$ 4,668,137
Due from related party - current		$ 1,559,132				$ 1,559,132